Document and Entity Information	Sep. 26, 2019
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0000072971
Document Type	8-K
Document Period End Date	Sep. 26, 2019
Entity Registrant Name	WELLS FARGO & COMPANY/MN
Entity Incorporation, State or Country Code	DE
Entity File Number	001-02979
Entity Tax Identification Number	41-0449260
Entity Address, Address Line One	420 Montgomery Street
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94104
City Area Code	866
Local Phone Number	249-3302
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, par value $1-2/3 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $1-2/3
Security Exchange Name	NYSE
Trading Symbol	WFC
Noncumulative Perpetual Convertible Class Preferred Stock Series L [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	7.5% Non-Cumulative Perpetual Convertible Class A Preferred Stock, Series L
Security Exchange Name	NYSE
Trading Symbol	WFC.PRL
Depositary Shares Each Representing 11000th Interest In Share Of Noncumulative Perpetual Class Preferred Stock Series N [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series N
Security Exchange Name	NYSE
Trading Symbol	WFC.PRN
Depositary Shares Each Representing 11000th Interest In Share Of Noncumulative Perpetual Class Preferred Stock Series O [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series O
Security Exchange Name	NYSE
Trading Symbol	WFC.PRO
Depositary Shares Each Representing 11000th Interest In Share Of Noncumulative Perpetual Class Preferred Stock Series P [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series P
Security Exchange Name	NYSE
Trading Symbol	WFC.PRP
Depositary Shares Each Representing 11000th Interest In Share Of 5. 85 Fixedtofloating Rate Noncumulative Perpetual Class Preferred Stock Series Q [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/1000th interest in a share of 5.85% Fixed-to-Floating Rate Non-Cumulative Perpetual Class A Preferred Stock
Security Exchange Name	NYSE
Trading Symbol	WFC.PRQ
Depositary Shares Each Representing 11000th Interest In Share Of 6. 625 Fixedtofloating Rate Noncumulative Perpetual Class Preferred Stock Series R [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/1000th interest in a share of 6.625% Fixed-to-Floating Rate Non-Cumulative Perpetual Class A Preferred Stock
Security Exchange Name	NYSE
Trading Symbol	WFC.PRR
Depositary Shares Each Representing 11000th Interest In Share Of Noncumulative Perpetual Class Preferred Stock Series T [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series T
Security Exchange Name	NYSE
Trading Symbol	WFC.PRT
Depositary Shares Each Representing 11000th Interest In Share Of Noncumulative Perpetual Class Preferred Stock Series V [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series V
Security Exchange Name	NYSE
Trading Symbol	WFC.PRV
Depositary Shares Each Representing 11000th Interest In Share Of Noncumulative Perpetual Class Preferred Stock Series W [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series W
Security Exchange Name	NYSE
Trading Symbol	WFC.PRW
Depositary Shares Each Representing 11000th Interest In Share Of Noncumulative Perpetual Class Preferred Stock Series X [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series X
Security Exchange Name	NYSE
Trading Symbol	WFC.PRX
Depositary Shares Each Representing 11000th Interest In Share Of Noncumulative Perpetual Class Preferred Stock Series Y [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series Y
Security Exchange Name	NYSE
Trading Symbol	WFC.PRY
Guarantee Of 5. 80 Fixedtofloating Rate Normal Wachovia Income Trust Securities Of Wachovia Capital Trust Iii [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Guarantee of 5.80% Fixed-to-Floating Rate Normal Wachovia Income Trust Securities of Wachovia Capital Trust III
Security Exchange Name	NYSE
Trading Symbol	WBTP
Guarantee Of Mediumterm Notes Series Due October 302028 Of Wells Fargo Finance Llc [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Guarantee of Medium-Term Notes, Series A, due October 30, 2028 of Wells Fargo Finance LLC
Security Exchange Name	NYSE
Trading Symbol	WFC/28A